RELATED PARTY DISCLOSURES (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Related Party Disclosures [Abstract]
Income from subleasing right-of-use assets	$ 0.2	$ 0.2